License Agreement - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2008
License Agreement [Line Items]
Royalty rate, net sales of licensed products	5.00%
Royalty expense	$ 100,000	$ 100,000
Outstanding royalty expense balance payable	100,000
HemoCleanseLlcMember [Member]
License Agreement [Line Items]
Common stock issued in exchange for sublicense rights			779,919
Royalty income	$ 0